Changes in Accrued Warranty Balances (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2019	May 31, 2018	May 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Beginning Balance		$ 11,721	$ 19,149	$ 13,314
Deductions	[1]	(22,262)	(26,199)	(18,269)
Provision charged to SG&A expense		20,955	17,924	23,862
Acquisitions			847	242
Ending Balance		$ 10,414	$ 11,721	$ 19,149

[1]	Primarily claims paid during the year.